CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY/(DEFICIT) - USD ($) $ in Thousands	Class A Warrant [Member] Common Stock [Member] Common Class A [Member]	[1]	Class A Warrant [Member] Additional Paid-in Capital [Member] Common Class A [Member]	[2]	Class A Warrant [Member] Additional Paid-in Capital [Member]	Class A Warrant [Member] Common Class A [Member]	Class A Warrant [Member]	Class B Warrant [Member] Common Stock [Member] Common Class B [Member]	[1]	Class B Warrant [Member] Common Stock [Member]	Class B Warrant [Member] Additional Paid-in Capital [Member] Common Class B [Member]	[2]	Class B Warrant [Member] Additional Paid-in Capital [Member]	Class A and Class B Warants [Member] Common Stock [Member]		Class A and Class B Warants [Member] Additional Paid-in Capital [Member]		Common Stock [Member]		Additional Paid-in Capital [Member] Common Class A [Member]		Additional Paid-in Capital [Member]		Retained Earnings / (Accumulated deficit) [Member] Common Class B [Member]	Retained Earnings / (Accumulated deficit) [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]		Common Class A [Member]	Common Class B [Member]	Total
Balance at Dec. 31, 2012																		$ 44,291				$ 414,411			$ 1,024,480	$ (835,155)	$ (113,781)				$ 534,246
Balance (in shares) at Dec. 31, 2012																										13,396,320
Net income																									(638,230)						(638,230)
Other comprehensive loss																											44,437				44,437
Forfeitures of Restricted Stock Awards (in shares)																										138,649
Compensation related to Class A options granted																						(192)									(192)
Compensation related to Class A restricted stok awards																						61									61
Tax Impact of Vesting of Stock Awards																						(527)									(527)
Purchases of Treasury Stock																										$ (42)					(42)
Purchases of Treasury Stock (in shares)																										40,370
Balance at Dec. 31, 2013																		44,291				413,753			386,250	$ (835,197)	(69,344)				(60,247)
Balance (in shares) at Dec. 31, 2013																										13,575,339
Net income																									(152,273)						(152,273)
Other comprehensive loss																											(14,036)				(14,036)
Forfeitures and Cancellation of Restricted Stock Awards																						3,110				$ (3,110)
Forfeitures of Restricted Stock Awards (in shares)																										138,330
Cancellation of Common Stock																		(44,291)				(419,176)			(375,002)	$ 838,469
Cancellation of Common Stock (in Shares)																										(13,743,949)
Issuance of Common Stock																		3,148				1,506,852									1,510,000
Conversion of Warrants to Common Stock										$ 7			$ (7)
Issuance of Restricted Stock Awards																		3				(3)
Compensation related to Class A options granted																				$ 60		278							$ 60		278
Compensation related to Class A restricted stok awards																				432		2,035							432		2,035
Purchases of Treasury Stock																										$ (162)					(162)
Purchases of Treasury Stock (in shares)																										30,280
Balance at Dec. 31, 2014																		3,158	[1]			1,507,334	[2]		(141,025)		(83,380)	[3]			1,286,087
Net income																									42,901						42,901
Other comprehensive loss																											(3,080)	[3]			(3,080)
Conversion of Warrants to Common Stock								$ 6			$ (6)
Compensation related to Class A options granted																				59	[2]								59
Compensation related to Class A restricted stok awards																				298	[2]								298
Balance at Mar. 31, 2015																		3,164	[1]			1,507,685	[2]		(98,124)		(86,460)	[3]			1,326,265
Balance at Dec. 31, 2014																		3,158	[1]			1,507,334	[2]		(141,025)		(83,380)	[3]			1,286,087
Net income																									283,960						283,960
Other comprehensive loss																											9,919				9,919
Dividends paid																		338				143,879			(144,217)
Forfeitures and Cancellation of Restricted Stock Awards																						(257)									(257)
Conversion of Warrants to Common Stock														$ 219		$ (219)
Issuance and Vesting of Restricted stock Awards																		5				(5)
Issuance of Restricted Stock Awards																						2,574									2,574
Compensation related to Class A options granted																				621									621
Repurchase of Warrants and Common Stock					$ (3,633)		$ (3,633)
Compensation related to Class A restricted stok awards																						1,217									1,217
Balance at Dec. 31, 2015																		3,720	[1]			1,651,511	[2]		(1,282)		(73,461)	[3]			1,580,488
Net income																									50,739						50,739
Other comprehensive loss																											(6,610)	[3]			(6,610)
Dividends paid																						(5,070)	[2]		(25,503)						(30,573)
Special dividend payable to Class B shareholders																								$ (1,337)						$ (1,337)
Forfeitures and Cancellation of Restricted Stock Awards																						(306)	[2]								(306)
Conversion of Warrants to Common Stock														$ 91	[1]	$ (91)	[2]
Issuance and Vesting of Restricted stock Awards																		3	[1]			(3)	[2]
Compensation related to Class A options granted																						192	[2]								192
Repurchase of Warrants and Common Stock	$ (5)		$ (57,956)			$ (57,961)	$ (56,990)																						(971)
Compensation related to Class A restricted stok awards																				$ 779	[2]								$ 779
Balance at Mar. 31, 2016																		$ 3,809	[1]			$ 1,589,056	[2]		$ 22,617		$ (80,071)	[3]			$ 1,535,411

[1]	Par value $0.01 per share; 1,000,000,000 Class A shares authorized; 373,465,442 Class A shares outstanding as of March 31, 2016; and Par value $0.01 per share; 7,926,805 Class B shares authorized; 7,440,478 shares outstanding as of March 31, 2016.
[2]	Includes outstanding warrants issued at $3.00 per warrant comprised of 155,954,189 Class A warrants and 479,341 Class B warrants as of March 31, 2016.
[3]	Amounts are net of tax.